Consolidated Schedule of Investments
March 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–11.81%(a)
U.S. Treasury Bills–11.81%
U.S. Treasury Bills	0.04%-0.09%	06/03/2021	$ 12,600	$ 12,599,780
U.S. Treasury Bills	0.05%-0.08%	06/10/2021	12,600	12,599,693
U.S. Treasury Bills	0.09%	07/08/2021	44,300	44,298,342
U.S. Treasury Bills	0.04%	07/15/2021	43,800	43,798,722
Total U.S. Treasury Securities (Cost $113,281,156)				113,296,537
		Expiration Date
Commodity-Linked Securities–3.55%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(b)(c)		10/25/2021	7,800	12,583,542
Cargill, Inc., Commodity-Linked Notes, one mo. USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(b)(c)		04/21/2021	11,180	21,497,104
Total Commodity-Linked Securities (Cost $18,980,000)				34,080,646
			Shares
Money Market Funds–76.89%(d)
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)			232,336,082	232,336,082
Invesco Government Money Market Fund, Cash Reserve Shares, 0.01%(e)			54,565,836	54,565,836
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.01%(e)			88,669,839	88,669,839
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.02%(e)			36,730,149	36,730,149
Invesco Treasury Obligations Portfolio, Institutional Class, 0.01%(e)			171,324,067	171,324,067
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)			137,329,575	137,329,575
Invesco V.I. Government Money Market Fund, Series I, 0.01%(e)			16,640,310	16,640,310
Total Money Market Funds (Cost $737,595,858)				737,595,858
Options Purchased–0.44%
(Cost $6,511,204)(f)				4,229,285
TOTAL INVESTMENTS IN SECURITIES–92.69% (Cost $876,368,218)				889,202,326
OTHER ASSETS LESS LIABILITIES–7.31%				70,124,891
NET ASSETS–100.00%				$959,327,217
Investment Abbreviations:
EMTN	– European Medium-Term Notes
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $34,080,646, which represented 3.55% of the Fund’s Net Assets.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$217,347,590	$67,612,107	$(52,623,615)	$-	$-	$232,336,082	$17,779
Invesco Government Money Market Fund, Cash Reserve Shares	66,946,656	12,077,043	(24,457,863)	-	-	54,565,836	1,269
Invesco Premier U.S. Government Money Portfolio, Institutional Class	88,804,736	24,457,864	(24,592,761)	-	-	88,669,839	2,421
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	59,779,663	82,852,598	(105,902,112)	-	-	36,730,149	5,849
Invesco Treasury Obligations Portfolio, Institutional Class	171,324,067	-	-	-	-	171,324,067	4,317
Invesco Treasury Portfolio, Institutional Class	146,283,230	67,975,935	(76,929,590)	-	-	137,329,575	3,697
Invesco V.I. Government Money Market Fund, Series I	16,640,310	-	-	-	-	16,640,310	340
Total	$767,126,252	$254,975,547	$(284,505,941)	$-	$-	$737,595,858	$35,672

(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
EURO STOXX 50 Index	Put	09/17/2021	150	EUR	3,450.00	EUR	5,175,000	$130,346
EURO STOXX 50 Index	Put	05/21/2021	150	EUR	3,475.00	EUR	5,125,000	26,913
EURO STOXX 50 Index	Put	12/17/2021	150	EUR	3,400.00	EUR	5,100,000	186,811
EURO STOXX 50 Index	Put	06/18/2021	150	EUR	3,450.00	EUR	5,175,000	50,485
EURO STOXX 50 Index	Put	03/18/2022	150	EUR	3,500.00	EUR	5,250,000	292,354
EURO STOXX 50 Index	Put	07/16/2021	150	EUR	3,550.00	EUR	5,325,000	96,396
MSCI Emerging Markets Index	Put	07/16/2021	120	USD	1,300.00	USD	1,560,000	642,600
MSCI Emerging Markets Index	Put	09/17/2021	120	USD	1,300.00	USD	1,560,000	945,600
MSCI Emerging Markets Index	Put	12/17/2021	120	USD	1,280.00	USD	1,536,000	1,065,000
S&P 500 Index	Put	09/17/2021	12	USD	3,600.00	USD	4,320,000	121,380
S&P 500 Index	Put	05/21/2021	12	USD	3,650.00	USD	4,380,000	33,540
S&P 500 Index	Put	12/17/2021	12	USD	3,625.00	USD	4,350,000	185,340
S&P 500 Index	Put	06/18/2021	12	USD	3,665.00	USD	4,398,000	61,680
S&P 500 Index	Put	03/18/2022	12	USD	3,750.00	USD	4,500,000	276,960
S&P 500 Index	Put	07/16/2021	12	USD	3,790.00	USD	4,548,000	113,880
Total Index Options Purchased			1,332					$4,229,285

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	315	May-2021	$19,627,650	$3,617,510	$3,617,510
Gasoline Reformulated Blendstock Oxygenate Blending	248	April-2021	20,412,235	27,731	27,731
New York Harbor Ultra-Low Sulfur Diesel	90	April-2021	6,689,844	(157,872)	(157,872)
Silver	236	May-2021	28,947,760	(3,736,561)	(3,736,561)
WTI Crude	200	July-2021	11,738,000	15,632	15,632
Subtotal				(233,560)	(233,560)
Equity Risk
E-Mini Russell 2000 Index	435	June-2021	48,339,375	(2,255,758)	(2,255,758)
E-Mini S&P 500 Index	98	June-2021	19,440,260	393,786	393,786
EURO STOXX 50 Index	495	June-2021	22,441,608	473,615	473,615
FTSE 100 Index	845	June-2021	77,810,585	(521,370)	(521,370)
MSCI Emerging Market Index	303	June-2021	20,035,875	(211,200)	(211,200)
Tokyo Stock Price Index	501	June-2021	88,413,095	2,895,142	2,895,142
Subtotal				774,215	774,215
Interest Rate Risk
Australia 10 Year Bonds	1,563	June-2021	163,966,146	(173,784)	(173,784)
Canada 10 Year Bonds	1,517	June-2021	167,513,400	(4,422,054)	(4,422,054)
Japan 10 Year Bonds	27	June-2021	36,859,968	46,229	46,229
Long Gilt	470	June-2021	82,670,871	(746,512)	(746,512)
U.S. Treasury Long Bonds	581	June-2021	89,818,969	(3,859,451)	(3,859,451)
Subtotal				(9,155,572)	(9,155,572)
Total Futures Contracts				$(8,614,917)	$(8,614,917)

(a)	Futures contracts collateralized by $61,295,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12%	Monthly	16,580	December—2021	$17,712,182	$—	$366,700	$366,700
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	84,700	February—2022	16,874,586	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	130,000	February—2022	5,988,827	—	0	0
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	141,000	July—2021	13,872,853	—	76,567	76,567
Subtotal — Appreciation								—	443,267	443,267
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	21,600	November—2021	$15,566,090	$—	$(570,404)	$(570,404)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	176,000	February—2022	19,247,906	—	(533,474)	(533,474)
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	27,450	February—2022	25,086,813	—	(390,073)	(390,073)
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	266,000	December—2021	24,486,590	—	(354,609)	(354,609)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	46,000	March—2022	7,545,237	—	(83,554)	(83,554)
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	106,200	March—2022	13,695,563	—	(195,164)	(195,164)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	236,000	February—2022	12,302,727	—	(157,766)	(157,766)
Subtotal — Depreciation								—	(2,285,044)	(2,285,044)
Total — Total Return Swap Agreements								$—	$(1,841,777)	$(1,841,777)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $5,430,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Bank of America, N.A.	Receive	MSCI EMU Quality Index	1 Month EURIBOR - 0.03%	Monthly	7,850	April—2021	$34,522,139	$—	$1,328,000	$1,328,000
Bank of America, N.A.	Receive	MSCI EMU Quality Index	1 Month EURIBOR + 0.01%	Monthly	9,650	April—2021	33,657,340	—	1,434,826	1,434,826
Goldman Sachs International	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR - 0.15%	Monthly	3,430	April—2021	15,283,531	—	635,099	635,099
Goldman Sachs International	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.25%	Monthly	4,100	April—2021	15,052,039	—	549,014	549,014
Goldman Sachs International	Receive	MSCI USA Quality Index	1 Month USD LIBOR - 0.10%	Monthly	4,300	April—2021	15,476,259	—	668,220	668,220
Subtotal — Appreciation								—	4,615,159	4,615,159
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.19%	Monthly	983	May—2021	$13,186,129	$—	$(382,588)	$(382,588)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 1.46%	Monthly	6,400	May—2021	13,033,714	—	(1,266)	(1,266)
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.16%	Monthly	984	June—2021	13,305,186	—	(488,620)	(488,620)
JPMorgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 1.25%	Monthly	6,400	June—2021	13,118,545	—	(86,097)	(86,097)
JPMorgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.17%	Monthly	983	June—2021	13,347,036	—	(543,496)	(543,496)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 1.35%	Monthly	6,400	June—2021	13,088,978	6,442	(56,530)	(62,972)
Subtotal — Depreciation								6,442	(1,558,597)	(1,565,039)
Total — Total Return Swap Agreements								$6,442	$3,056,562	$3,050,120

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $5,430,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ‘C’	5.71%
	Corn	5.63
	Cotton No. 2	22.87
	Lean Hogs	0.57
	Live Cattle	0.51
	Soybean Meal	23.14
	Soybean Oil	5.31
	Soybeans	22.24
	Sugar No. 11	7.29
	Wheat	6.73
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ‘C’	5.71%
	Corn	5.63
	Cotton No. 2	22.87
	Lean Hogs	0.57
	Live Cattle	0.51
	Soybean Meal	23.14
	Soybean Oil	5.31
	Soybeans	22.24
	Sugar No. 11	7.29
	Wheat	6.73
	Total	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Goldman Sachs Commodity i-Select Strategy 1121
	Long Futures Contracts
	Coffee ‘C’	5.71%
	Corn	5.63
	Cotton No. 2	22.87
	Lean Hogs	0.57
	Live Cattle	0.51
	Soybean Meal	23.14
	Soybean Oil	5.31
	Soybeans	22.24
	Sugar No. 11	7.29
	Wheat	6.73
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$113,296,537	$—	$113,296,537
Commodity-Linked Securities	—	34,080,646	—	34,080,646
Money Market Funds	737,595,858	—	—	737,595,858
Options Purchased	4,229,285	—	—	4,229,285
Total Investments in Securities	741,825,143	147,377,183	—	889,202,326
Other Investments - Assets*
Futures Contracts	7,469,645	—	—	7,469,645
Swap Agreements	—	5,058,426	—	5,058,426
	7,469,645	5,058,426	—	12,528,071
Other Investments - Liabilities*
Futures Contracts	(16,084,562)	—	—	(16,084,562)
Swap Agreements	—	(3,850,083)	—	(3,850,083)
	(16,084,562)	(3,850,083)	—	(19,934,645)
Total Other Investments	(8,614,917)	1,208,343	—	(7,406,574)
Total Investments	$733,210,226	$148,585,526	$—	$881,795,752

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Balanced-Risk Allocation Fund